Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000192548
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class A
Trading Symbol	SHIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$161	1.53%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Buffered Shield Fund	Catalyst Buffered Shield Fund - with load	S&P 500® Index
Jun-2015	$10,000	$9,426	$10,000
Jun-2016	$9,951	$9,380	$10,399
Jun-2017	$11,041	$10,407	$12,260
Jun-2018	$12,051	$11,359	$14,023
Jun-2019	$12,667	$11,940	$15,483
Jun-2020	$13,112	$12,359	$16,645
Jun-2021	$15,566	$14,672	$23,436
Jun-2022	$13,721	$12,933	$20,948
Jun-2023	$14,352	$13,528	$25,053
Jun-2024	$16,278	$15,343	$31,204
Jun-2025	$17,979	$16,947	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Buffered Shield Fund
Without Load	10.45%	6.52%	6.04%
With Load	4.13%	5.26%	5.42%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,930,421
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 78,573
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,930,421 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$78,573 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.0%
Money Market Funds	1.4%
Purchased Options	12.6%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	1.4%
Equity Option	7.1%
Fixed Income	90.4%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	32.4%
PGIM Ultra Short Bond ETF	29.8%
iShares 1-5 Year Investment Grade Corporate Bond	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000192549
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class C
Trading Symbol	SHINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.28%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Buffered Shield Fund	S&P 500® Index
Sep-2017	$10,000	$10,000
Jun-2018	$10,707	$11,235
Jun-2019	$11,172	$12,405
Jun-2020	$11,470	$13,336
Jun-2021	$13,519	$18,777
Jun-2022	$11,827	$16,783
Jun-2023	$12,277	$20,072
Jun-2024	$13,832	$25,001
Jun-2025	$15,150	$28,792

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 5, 2017)
Catalyst Buffered Shield Fund	9.53%	5.72%	5.46%
S&P 500® Index	15.16%	16.64%	14.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 05, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,930,421
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 78,573
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,930,421 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$78,573 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.0%
Money Market Funds	1.4%
Purchased Options	12.6%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	1.4%
Equity Option	7.1%
Fixed Income	90.4%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	32.4%
PGIM Ultra Short Bond ETF	29.8%
iShares 1-5 Year Investment Grade Corporate Bond	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000192550
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class I
Trading Symbol	SHIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Buffered Shield Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,971	$10,399
Jun-2017	$11,094	$12,260
Jun-2018	$12,144	$14,023
Jun-2019	$12,797	$15,483
Jun-2020	$13,275	$16,645
Jun-2021	$15,794	$23,436
Jun-2022	$13,958	$20,948
Jun-2023	$14,632	$25,053
Jun-2024	$16,655	$31,204
Jun-2025	$18,432	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Buffered Shield Fund	10.67%	6.78%	6.31%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,930,421
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 78,573
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,930,421 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$78,573 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.0%
Money Market Funds	1.4%
Purchased Options	12.6%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	1.4%
Equity Option	7.1%
Fixed Income	90.4%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	32.4%
PGIM Ultra Short Bond ETF	29.8%
iShares 1-5 Year Investment Grade Corporate Bond	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000111983
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class A
Trading Symbol	CLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$187	1.78%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Nasdaq-100 Hedged Equity Fund	Catalyst Nasdaq-100 Hedged Equity Fund - with load	S&P 500® Index	Nasdaq-100® Total Return Index
Jun-2015	$10,000	$9,424	$10,000	$10,000
Jun-2016	$8,297	$7,819	$10,399	$10,177
Jun-2017	$9,433	$8,890	$12,260	$13,168
Jun-2018	$9,988	$9,413	$14,023	$16,593
Jun-2019	$10,642	$10,028	$15,483	$18,279
Jun-2020	$10,575	$9,965	$16,645	$24,454
Jun-2021	$12,339	$11,628	$23,436	$35,300
Jun-2022	$10,114	$9,531	$20,948	$28,107
Jun-2023	$11,894	$11,208	$25,053	$37,419
Jun-2024	$13,568	$12,786	$31,204	$48,933
Jun-2025	$14,951	$14,090	$35,936	$56,813

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund
Without Load	10.19%	7.17%	4.10%
With Load	3.83%	5.90%	3.49%
Nasdaq-100® Total Return Index	16.10%	18.36%	18.97%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,526,306
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 80,016
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,526,306
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$80,016
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	60.9%
Exchange-Traded Funds	32.7%
Money Market Funds	2.9%
Purchased Options	3.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Collateral for Securities Loaned	0.2%
Energy	0.3%
Utilities	0.8%
Materials	0.8%
Industrials	1.5%
Money Market Funds	2.7%
Health Care	2.9%
Consumer Staples	3.1%
Future Option	3.4%
Consumer Discretionary	7.2%
Communications	10.8%
Equity	32.0%
Technology	32.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	32.0%
NVIDIA Corporation	5.4%
Microsoft Corporation	5.2%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Netflix, Inc.	2.0%
Tesla, Inc.	1.6%
Costco Wholesale Corporation	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000111984
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class C
Trading Symbol	CLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$265	2.53%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Nasdaq-100 Hedged Equity Fund	Nasdaq-100® Total Return Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,230	$10,177	$10,399
Jun-2017	$9,263	$13,168	$12,260
Jun-2018	$9,744	$16,593	$14,023
Jun-2019	$10,294	$18,279	$15,483
Jun-2020	$10,154	$24,454	$16,645
Jun-2021	$11,756	$35,300	$23,436
Jun-2022	$9,572	$28,107	$20,948
Jun-2023	$11,167	$37,419	$25,053
Jun-2024	$12,644	$48,933	$31,204
Jun-2025	$13,825	$56,813	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	9.34%	6.37%	3.29%
Nasdaq-100® Total Return Index	16.10%	18.36%	18.97%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,526,306
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 80,016
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,526,306
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$80,016
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	60.9%
Exchange-Traded Funds	32.7%
Money Market Funds	2.9%
Purchased Options	3.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Collateral for Securities Loaned	0.2%
Energy	0.3%
Utilities	0.8%
Materials	0.8%
Industrials	1.5%
Money Market Funds	2.7%
Health Care	2.9%
Consumer Staples	3.1%
Future Option	3.4%
Consumer Discretionary	7.2%
Communications	10.8%
Equity	32.0%
Technology	32.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	32.0%
NVIDIA Corporation	5.4%
Microsoft Corporation	5.2%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Netflix, Inc.	2.0%
Tesla, Inc.	1.6%
Costco Wholesale Corporation	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000142554
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class I
Trading Symbol	CLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.53%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Nasdaq-100 Hedged Equity Fund	Nasdaq-100® Total Return Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$8,310	$10,177	$10,399
Jun-2017	$9,462	$13,168	$12,260
Jun-2018	$10,042	$16,593	$14,023
Jun-2019	$10,717	$18,279	$15,483
Jun-2020	$10,686	$24,454	$16,645
Jun-2021	$12,493	$35,300	$23,436
Jun-2022	$10,279	$28,107	$20,948
Jun-2023	$12,110	$37,419	$25,053
Jun-2024	$13,846	$48,933	$31,204
Jun-2025	$15,300	$56,813	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Nasdaq-100 Hedged Equity Fund	10.50%	7.44%	4.34%
Nasdaq-100® Total Return Index	16.10%	18.36%	18.97%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 17,526,306
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 80,016
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,526,306
Number of Portfolio Holdings	110
Advisory Fee (net of waivers)	$80,016
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	60.9%
Exchange-Traded Funds	32.7%
Money Market Funds	2.9%
Purchased Options	3.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Collateral for Securities Loaned	0.2%
Energy	0.3%
Utilities	0.8%
Materials	0.8%
Industrials	1.5%
Money Market Funds	2.7%
Health Care	2.9%
Consumer Staples	3.1%
Future Option	3.4%
Consumer Discretionary	7.2%
Communications	10.8%
Equity	32.0%
Technology	32.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	32.0%
NVIDIA Corporation	5.4%
Microsoft Corporation	5.2%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	3.0%
Meta Platforms, Inc.	2.3%
Netflix, Inc.	2.0%
Tesla, Inc.	1.6%
Costco Wholesale Corporation	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143112
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class A
Trading Symbol	ATRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	2.02%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	2.02%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Systematic Alpha Fund	Catalyst Systematic Alpha Fund - with load	S&P 500® Index	BNP Paribas Catalyst Systematic Alpha Index II
Jun-2015	$10,000	$9,424	$10,000	$10,000
Jun-2016	$10,283	$9,690	$10,399	$12,324
Jun-2017	$9,895	$9,325	$12,260	$13,862
Jun-2018	$9,298	$8,763	$14,023	$15,156
Jun-2019	$9,520	$8,971	$15,483	$16,887
Jun-2020	$10,045	$9,466	$16,645	$20,865
Jun-2021	$13,982	$13,177	$23,436	$26,013
Jun-2022	$13,566	$12,784	$20,948	$25,242
Jun-2023	$18,131	$17,086	$25,053	$32,007
Jun-2024	$19,959	$18,809	$31,204	$34,354
Jun-2025	$15,596	$14,697	$35,936	$29,371

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund
Without Load	-21.86%	9.20%	4.54%
With Load	-26.33%	7.91%	3.93%
BNP Paribas Catalyst Systematic Alpha Index II	-14.50%	7.08%	11.38%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 208,483,781
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 6,935,012
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$208,483,781 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$6,935,012 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.2%
Corporate Bonds	27.2%
Money Market Funds	6.6%
Open End Funds	14.8%
U.S. Government & Agencies	51.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.9%
Financials	0.2%
Health Care	3.1%
Consumer Staples	3.8%
Industrials	4.3%
Money Market Funds	7.0%
Consumer Discretionary	8.5%
Technology	9.1%
Fixed Income	15.6%
U.S. Treasury Obligations	54.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.765%, 07/10/25	20.6%
Catalyst International Income Opportunities Fund	15.6%
United States Treasury Bill, 3.890%, 02/19/26	9.6%
United States Treasury Bill, 3.879%, 03/19/26	8.9%
United States Treasury Bill, 4.130%, 08/07/25	7.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.8%
Lowe's Companies, Inc., 4.400%, 09/08/25	4.7%
RTX Corporation, 3.950%, 08/16/25	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
United States Treasury Bill, 4.175%, 10/02/25	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143113
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class C
Trading Symbol	ATRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.75%

Expenses Paid, Amount	$ 244
Expense Ratio, Percent	2.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Systematic Alpha Fund	BNP Paribas Catalyst Systematic Alpha Index II	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,193	$12,324	$10,399
Jun-2017	$9,733	$13,862	$12,260
Jun-2018	$9,073	$15,156	$14,023
Jun-2019	$9,209	$16,887	$15,483
Jun-2020	$9,648	$20,865	$16,645
Jun-2021	$13,340	$26,013	$23,436
Jun-2022	$12,823	$25,242	$20,948
Jun-2023	$17,018	$32,007	$25,053
Jun-2024	$18,600	$34,354	$31,204
Jun-2025	$14,419	$29,371	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund	-22.48%	8.37%	3.73%
BNP Paribas Catalyst Systematic Alpha Index II	-14.50%	7.08%	11.38%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 208,483,781
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 6,935,012
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$208,483,781 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$6,935,012 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.2%
Corporate Bonds	27.2%
Money Market Funds	6.6%
Open End Funds	14.8%
U.S. Government & Agencies	51.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.9%
Financials	0.2%
Health Care	3.1%
Consumer Staples	3.8%
Industrials	4.3%
Money Market Funds	7.0%
Consumer Discretionary	8.5%
Technology	9.1%
Fixed Income	15.6%
U.S. Treasury Obligations	54.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.765%, 07/10/25	20.6%
Catalyst International Income Opportunities Fund	15.6%
United States Treasury Bill, 3.890%, 02/19/26	9.6%
United States Treasury Bill, 3.879%, 03/19/26	8.9%
United States Treasury Bill, 4.130%, 08/07/25	7.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.8%
Lowe's Companies, Inc., 4.400%, 09/08/25	4.7%
RTX Corporation, 3.950%, 08/16/25	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
United States Treasury Bill, 4.175%, 10/02/25	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143114
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class I
Trading Symbol	ATRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$158	1.77%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.77%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Systematic Alpha Fund	BNP Paribas Catalyst Systematic Alpha Index II	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$10,301	$12,324	$10,399
Jun-2017	$9,939	$13,862	$12,260
Jun-2018	$9,368	$15,156	$14,023
Jun-2019	$9,604	$16,887	$15,483
Jun-2020	$10,162	$20,865	$16,645
Jun-2021	$14,185	$26,013	$23,436
Jun-2022	$13,777	$25,242	$20,948
Jun-2023	$18,455	$32,007	$25,053
Jun-2024	$20,376	$34,354	$31,204
Jun-2025	$15,955	$29,371	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Systematic Alpha Fund	-21.70%	9.44%	4.78%
BNP Paribas Catalyst Systematic Alpha Index II	-14.50%	7.08%	11.38%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 208,483,781
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 6,935,012
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$208,483,781 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$6,935,012 Portfolio Turnover20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.2%
Corporate Bonds	27.2%
Money Market Funds	6.6%
Open End Funds	14.8%
U.S. Government & Agencies	51.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.9%
Financials	0.2%
Health Care	3.1%
Consumer Staples	3.8%
Industrials	4.3%
Money Market Funds	7.0%
Consumer Discretionary	8.5%
Technology	9.1%
Fixed Income	15.6%
U.S. Treasury Obligations	54.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 3.765%, 07/10/25	20.6%
Catalyst International Income Opportunities Fund	15.6%
United States Treasury Bill, 3.890%, 02/19/26	9.6%
United States Treasury Bill, 3.879%, 03/19/26	8.9%
United States Treasury Bill, 4.130%, 08/07/25	7.2%
International Business Machines Corporation, 3.300%, 05/15/26	4.8%
Lowe's Companies, Inc., 4.400%, 09/08/25	4.7%
RTX Corporation, 3.950%, 08/16/25	4.4%
Intel Corporation, 4.875%, 02/10/26	4.3%
United States Treasury Bill, 4.175%, 10/02/25	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000246757
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class A
Trading Symbol	CASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$212	2.24%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Aspect Enhanced Multi-Asset Fund	Catalyst/Aspect Enhanced Multi-Asset Fund - with load	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$9,425	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,425	$9,983	$10,005	$9,972
Mar-2024	$11,790	$11,112	$10,576	$10,135	$11,025
Jun-2024	$11,630	$10,961	$10,851	$10,270	$11,497
Sep-2024	$11,520	$10,858	$11,460	$10,411	$12,174
Dec-2024	$11,183	$10,540	$11,485	$10,534	$12,467
Mar-2025	$10,517	$9,912	$11,318	$10,642	$11,935
Jun-2025	$10,345	$9,750	$12,112	$10,754	$13,241

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	-11.05%	2.28%
With Load	-16.17%	-1.67%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	11.62%	13.56%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	4.94%
S&P 500® Index	15.16%	20.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,329,703
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 281,687
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,329,703 Number of Portfolio Holdings187 Advisory Fee (net of waivers)$281,687 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.9%
Money Market Funds	51.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	20.8%
Fixed Income	38.7%
Money Market Funds	40.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	38.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000246758
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class C
Trading Symbol	CASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$281	2.99%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Aspect Enhanced Multi-Asset Fund	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,983	$10,005	$9,972
Mar-2024	$11,760	$10,576	$10,135	$11,025
Jun-2024	$11,590	$10,851	$10,270	$11,497
Sep-2024	$11,450	$11,460	$10,411	$12,174
Dec-2024	$11,094	$11,485	$10,534	$12,467
Mar-2025	$10,407	$11,318	$10,642	$11,935
Jun-2025	$10,224	$12,112	$10,754	$13,241

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	-11.78%	1.48%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	11.62%	13.56%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	4.94%
S&P 500® Index	15.16%	20.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,329,703
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 281,687
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,329,703 Number of Portfolio Holdings187 Advisory Fee (net of waivers)$281,687 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.9%
Money Market Funds	51.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	20.8%
Fixed Income	38.7%
Money Market Funds	40.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	38.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000246756
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	CASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$188	1.99%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Aspect Enhanced Multi-Asset Fund	60% S&P 500® Index/40% Bloomberg US Aggregate Bond	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2023	$10,000	$10,000	$10,000	$10,000
Dec-2023	$10,000	$9,983	$10,005	$9,972
Mar-2024	$11,790	$10,576	$10,135	$11,025
Jun-2024	$11,640	$10,851	$10,270	$11,497
Sep-2024	$11,540	$11,460	$10,411	$12,174
Dec-2024	$11,208	$11,485	$10,534	$12,467
Mar-2025	$10,542	$11,318	$10,642	$11,935
Jun-2025	$10,381	$12,112	$10,754	$13,241

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 28, 2023)
Catalyst/Aspect Enhanced Multi-Asset Fund	-10.82%	2.51%
60% S&P 500® Index/40% Bloomberg US Aggregate Bond	11.62%	13.56%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	4.94%
S&P 500® Index	15.16%	20.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 33,329,703
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 281,687
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$33,329,703 Number of Portfolio Holdings187 Advisory Fee (net of waivers)$281,687 Portfolio Turnover31%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.9%
Money Market Funds	51.1%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	20.8%
Fixed Income	38.7%
Money Market Funds	40.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	38.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000220411
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class C1
Trading Symbol	MBXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$289	2.91%

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Millburn Hedge Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Oct-2020	$10,000	$10,000	$10,000
Jun-2021	$13,393	$10,005	$13,278
Jun-2022	$13,567	$10,021	$11,869
Jun-2023	$13,810	$10,384	$14,194
Jun-2024	$15,797	$10,949	$17,680
Jun-2025	$15,620	$11,464	$20,361

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 30, 2020)
Catalyst/Millburn Hedge Strategy Fund	-1.12%	10.03%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.97%
S&P 500® Index	15.16%	16.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,212,377,404
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 138,629,396
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,212,377,404 Number of Portfolio Holdings278 Advisory Fee $138,629,396 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.5%
Money Market Funds	6.7%
U.S. Government & Agencies	41.8%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	6.6%
U.S. Treasury Obligations	41.1%
Equity	50.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 08/15/25	18.3%
United States Treasury Note, 2.250%, 11/15/25	17.0%
iShares Russell 1000 ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.3%
United States Treasury Note, 1.625%, 02/15/26	5.8%
iShares Russell 2000 ETF	4.3%
Vanguard FTSE Emerging Markets ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000163769
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class A
Trading Symbol	MBXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$216	2.16%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Millburn Hedge Strategy Fund	Catalyst/Millburn Hedge Strategy Fund - with load	S&P 500® Index	ICE BofA 3-Month U.S. Treasury Bill Index
Dec-2015	$10,000	$9,423	$10,000	$10,000
Jun-2016	$11,400	$10,743	$10,323	$10,016
Jun-2017	$12,144	$11,443	$12,171	$10,065
Jun-2018	$13,100	$12,345	$13,920	$10,202
Jun-2019	$13,904	$13,102	$15,370	$10,438
Jun-2020	$12,586	$11,860	$16,524	$10,608
Jun-2021	$17,173	$16,182	$23,265	$10,618
Jun-2022	$17,523	$16,513	$20,795	$10,636
Jun-2023	$17,969	$16,933	$24,869	$11,021
Jun-2024	$20,711	$19,517	$30,976	$11,620
Jun-2025	$20,633	$19,443	$35,674	$12,167

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2015)
Catalyst/Millburn Hedge Strategy Fund
Without Load	-0.38%	10.39%	7.92%
With Load	-6.11%	9.09%	7.24%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.08%
S&P 500® Index	15.16%	16.64%	14.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,212,377,404
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 138,629,396
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,212,377,404 Number of Portfolio Holdings278 Advisory Fee $138,629,396 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.5%
Money Market Funds	6.7%
U.S. Government & Agencies	41.8%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	6.6%
U.S. Treasury Obligations	41.1%
Equity	50.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 08/15/25	18.3%
United States Treasury Note, 2.250%, 11/15/25	17.0%
iShares Russell 1000 ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.3%
United States Treasury Note, 1.625%, 02/15/26	5.8%
iShares Russell 2000 ETF	4.3%
Vanguard FTSE Emerging Markets ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000163770
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class C
Trading Symbol	MBXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$289	2.91%

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Millburn Hedge Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000
Jun-2016	$11,352	$10,016	$10,323
Jun-2017	$12,007	$10,065	$12,171
Jun-2018	$12,850	$10,202	$13,920
Jun-2019	$13,536	$10,438	$15,370
Jun-2020	$12,162	$10,608	$16,524
Jun-2021	$16,470	$10,618	$23,265
Jun-2022	$16,683	$10,636	$20,795
Jun-2023	$16,977	$11,021	$24,869
Jun-2024	$19,422	$11,620	$30,976
Jun-2025	$19,200	$12,167	$35,674

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 28, 2015)
Catalyst/Millburn Hedge Strategy Fund	-1.14%	9.56%	7.10%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	2.08%
S&P 500® Index	15.16%	16.64%	14.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,212,377,404
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 138,629,396
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,212,377,404 Number of Portfolio Holdings278 Advisory Fee $138,629,396 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.5%
Money Market Funds	6.7%
U.S. Government & Agencies	41.8%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	6.6%
U.S. Treasury Obligations	41.1%
Equity	50.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 08/15/25	18.3%
United States Treasury Note, 2.250%, 11/15/25	17.0%
iShares Russell 1000 ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.3%
United States Treasury Note, 1.625%, 02/15/26	5.8%
iShares Russell 2000 ETF	4.3%
Vanguard FTSE Emerging Markets ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000163771
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class I
Trading Symbol	MBXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$191	1.91%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Millburn Hedge Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$11,932	$10,019	$10,399
Jun-2017	$12,747	$10,068	$12,260
Jun-2018	$13,779	$10,205	$14,023
Jun-2019	$14,663	$10,441	$15,483
Jun-2020	$13,306	$10,611	$16,645
Jun-2021	$18,200	$10,621	$23,436
Jun-2022	$18,620	$10,639	$20,948
Jun-2023	$19,137	$11,024	$25,053
Jun-2024	$22,115	$11,623	$31,204
Jun-2025	$22,084	$12,171	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Millburn Hedge Strategy Fund	-0.14%	10.66%	8.25%
ICE BofA 3-Month U.S. Treasury Bill Index	4.71%	2.78%	1.98%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 8,212,377,404
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 138,629,396
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,212,377,404 Number of Portfolio Holdings278 Advisory Fee $138,629,396 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.5%
Money Market Funds	6.7%
U.S. Government & Agencies	41.8%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Money Market Funds	6.6%
U.S. Treasury Obligations	41.1%
Equity	50.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 08/15/25	18.3%
United States Treasury Note, 2.250%, 11/15/25	17.0%
iShares Russell 1000 ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.3%
United States Treasury Note, 1.625%, 02/15/26	5.8%
iShares Russell 2000 ETF	4.3%
Vanguard FTSE Emerging Markets ETF	4.1%
iShares MSCI USA Min Vol Factor ETF	4.1%
SPDR S&P 500 ETF Trust	3.8%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000130114
Shareholder Report [Line Items]
Fund Name	Catalyst/Warrington Strategic Program Fund
Class Name	Class A
Trading Symbol	CWXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$228	2.24%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Warrington Strategic Program Fund	Catalyst/Warrington Strategic Program Fund - with load	S&P 500® Index
Jun-2015	$10,000	$9,427	$10,000
Jun-2016	$10,639	$10,030	$10,399
Jun-2017	$8,896	$8,386	$12,260
Jun-2018	$8,338	$7,860	$14,023
Jun-2019	$8,121	$7,655	$15,483
Jun-2020	$7,873	$7,422	$16,645
Jun-2021	$8,245	$7,772	$23,436
Jun-2022	$9,009	$8,493	$20,948
Jun-2023	$9,273	$8,742	$25,053
Jun-2024	$9,590	$9,041	$31,204
Jun-2025	$9,961	$9,391	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund
Without Load	3.87%	4.82%	-0.04%
With Load	-2.13%	3.60%	-0.63%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,715,031
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,469,974
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,715,031 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$1,469,974 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.5%
Purchased Options	0.1%
U.S. Government & Agencies	88.4%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.2%
Money Market Funds	10.2%
U.S. Treasury Obligations	78.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000130115
Shareholder Report [Line Items]
Fund Name	Catalyst/Warrington Strategic Program Fund
Class Name	Class C
Trading Symbol	CWXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$304	2.99%

Expenses Paid, Amount	$ 304
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Warrington Strategic Program Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,573	$10,399
Jun-2017	$8,773	$12,260
Jun-2018	$8,153	$14,023
Jun-2019	$7,880	$15,483
Jun-2020	$7,586	$16,645
Jun-2021	$7,891	$23,436
Jun-2022	$8,553	$20,948
Jun-2023	$8,742	$25,053
Jun-2024	$8,973	$31,204
Jun-2025	$9,255	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund	3.14%	4.06%	-0.77%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,715,031
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,469,974
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,715,031 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$1,469,974 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.5%
Purchased Options	0.1%
U.S. Government & Agencies	88.4%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.2%
Money Market Funds	10.2%
U.S. Treasury Obligations	78.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000130116
Shareholder Report [Line Items]
Fund Name	Catalyst/Warrington Strategic Program Fund
Class Name	Class I
Trading Symbol	CWXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$203	1.99%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Warrington Strategic Program Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,674	$10,399
Jun-2017	$8,948	$12,260
Jun-2018	$8,403	$14,023
Jun-2019	$8,208	$15,483
Jun-2020	$7,971	$16,645
Jun-2021	$8,372	$23,436
Jun-2022	$9,174	$20,948
Jun-2023	$9,469	$25,053
Jun-2024	$9,822	$31,204
Jun-2025	$10,230	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Warrington Strategic Program Fund	4.16%	5.12%	0.23%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 75,715,031
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,469,974
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$75,715,031 Number of Portfolio Holdings27 Advisory Fee (net of waivers)$1,469,974 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.5%
Purchased Options	0.1%
U.S. Government & Agencies	88.4%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.2%
Money Market Funds	10.2%
U.S. Treasury Obligations	78.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000250339
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class A
Trading Symbol	CWEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$214	2.24%

Expenses Paid, Amount	$ 214
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Welton Advantage Multi-Strategy Fund	Catalyst/Welton Advantage Multi-Strategy Fund - with load	S&P 500® Index
Aug-2020	$10,000	$9,425	$10,000
Jun-2021	$13,978	$13,174	$12,434
Jun-2022	$16,097	$15,172	$11,114
Jun-2023	$16,280	$15,344	$13,292
Jun-2024	$18,165	$17,121	$16,556
Jun-2025	$16,657	$15,699	$19,066

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund
Without Load	-8.30%	11.14%
With Load	-13.57%	9.79%
S&P 500® Index	15.16%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,386,500
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 491,963
InvestmentCompanyPortfolioTurnover	2575.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$49,386,500 Number of Portfolio Holdings255 Advisory Fee (net of waivers)$491,963 Portfolio Turnover2,575%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	17.9%
Materials	2.1%
Consumer Staples	2.2%
Health Care	2.6%
Real Estate	4.0%
Utilities	4.3%
Energy	4.7%
Consumer Discretionary	5.2%
Communications	6.8%
Money Market Funds	8.7%
Financials	10.5%
Industrials	10.9%
Technology	20.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	1.5%
Alphabet, Inc.	1.5%
NVIDIA Corporation	1.5%
Bank of America Corporation	1.4%
Microsoft Corporation	1.4%
Meta Platforms, Inc.	1.4%
Apple, Inc.	1.3%
JPMorgan Chase & Company	1.1%
Mastercard, Inc.	1.0%
Broadcom, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000250340
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class C
Trading Symbol	CWECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$286	2.99%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Welton Advantage Multi-Strategy Fund	S&P 500® Index
Aug-2020	$10,000	$10,000
Jun-2021	$13,894	$12,434
Jun-2022	$15,882	$11,114
Jun-2023	$15,942	$13,292
Jun-2024	$17,670	$16,556
Jun-2025	$16,197	$19,066

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund	-8.34%	10.50%
S&P 500® Index	15.16%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,386,500
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 491,963
InvestmentCompanyPortfolioTurnover	2575.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$49,386,500 Number of Portfolio Holdings255 Advisory Fee (net of waivers)$491,963 Portfolio Turnover2,575%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	17.9%
Materials	2.1%
Consumer Staples	2.2%
Health Care	2.6%
Real Estate	4.0%
Utilities	4.3%
Energy	4.7%
Consumer Discretionary	5.2%
Communications	6.8%
Money Market Funds	8.7%
Financials	10.5%
Industrials	10.9%
Technology	20.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	1.5%
Alphabet, Inc.	1.5%
NVIDIA Corporation	1.5%
Bank of America Corporation	1.4%
Microsoft Corporation	1.4%
Meta Platforms, Inc.	1.4%
Apple, Inc.	1.3%
JPMorgan Chase & Company	1.1%
Mastercard, Inc.	1.0%
Broadcom, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000250341
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class I
Trading Symbol	CWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$190	1.99%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/Welton Advantage Multi-Strategy Fund	S&P 500® Index
Aug-2020	$10,000	$10,000
Jun-2021	$14,006	$12,434
Jun-2022	$16,170	$11,114
Jun-2023	$16,394	$13,292
Jun-2024	$18,338	$16,556
Jun-2025	$16,857	$19,066

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (August 31, 2020)
Catalyst/Welton Advantage Multi-Strategy Fund	-8.08%	11.42%
S&P 500® Index	15.16%	14.29%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund has adopted the performance of the Welton ESG Advantage Fund LLC, which had an inception date of August 31, 2020, which reorganized into Welton.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,386,500
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 491,963
InvestmentCompanyPortfolioTurnover	2575.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$49,386,500 Number of Portfolio Holdings255 Advisory Fee (net of waivers)$491,963 Portfolio Turnover2,575%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.4%
Money Market Funds	10.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	17.9%
Materials	2.1%
Consumer Staples	2.2%
Health Care	2.6%
Real Estate	4.0%
Utilities	4.3%
Energy	4.7%
Consumer Discretionary	5.2%
Communications	6.8%
Money Market Funds	8.7%
Financials	10.5%
Industrials	10.9%
Technology	20.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corporation	1.5%
Alphabet, Inc.	1.5%
NVIDIA Corporation	1.5%
Bank of America Corporation	1.4%
Microsoft Corporation	1.4%
Meta Platforms, Inc.	1.4%
Apple, Inc.	1.3%
JPMorgan Chase & Company	1.1%
Mastercard, Inc.	1.0%
Broadcom, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.